UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS

FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity: 333-290988-02

Central Index Key Number of Issuing Entity: 0002126256

PORSCHE INNOVATIVE LEASE OWNER TRUST 2026-1 (Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor: 333-290988
Central Index Key Number of Depositor: 0001541507

Porsche Auto Funding LLC

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0002003320

PORSCHE FINANCIAL SERVICES, INC.

(Exact Name of Sponsor as Specified in its Charter)

Tobias Hausladen, (770) 290-2004
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Exhibit Index

Exhibit	Document Description
102	Asset Data File (Schedule AL for a $1,047,127,002.03 pool of leases and leased vehicles)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 29, 2026	PORSCHE AUTO FUNDING LLC
(Depositor)

	By:	/s/ Tobias Hausladen
	Name:	Tobias Hausladen
	Title:	Treasurer
(senior officer in charge of securitization)

	By:	/s/ Eli Yaremenko
	Name:	Eli Yaremenko
	Title:	Assistant Treasurer